Nature of Business and Organization	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1—Nature of business and organization

Wimi Hologram Cloud Inc. (“Wimi Cayman” or the “Company”) is a holding company incorporated on August 16, 2018, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Wimi Hologram Cloud Limited (“Wimi HK”) which was established in Hong Kong on September 4, 2018. Wimi HK is also a holding company holding all of the outstanding equity of Beijing Hologram Wimi Cloud Network Technology Co., Ltd. (“Wimi WFOE”) which was established on September 20, 2018 under the law of the People’s Republic of China (“PRC” or “China”).

The Company, through its variable interest entity (“VIE”), Beijing Wimi Cloud Software Co., Ltd. (“Beijing WiMi”) and its subsidiaries, mainly engaged in two operating segments: (1) Augmented reality (AR) advertising services; and (2) AR entertainment. The majority of Company’s business activities are carried out in Shenzhen and Hong Kong. The Company’s headquarters are located in the city of Beijing, China.

As of December 31, 2019, there are fifteen subsidiaries under the consolidation of the VIE company, Beijing WiMi.

On August 20, 2015, Beijing WiMi acquired Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) and Shenzhen Yitian’s subsidiary Shenzhen Quntian Technology Co., Ltd. (“Shenzhen Qunitan”). Shenzhen Quntian was subsequently sold in 2017. Shenzhen Yitian established wholly owned subsidiaries Shenzhen Qianhai Wangxin Technology Co., Ltd. in 2015, Korgas 233 Technology Co., Ltd. Shenzhen in 2017 and Shenzhen Yiyou Online Technology Co., Ltd in 2019. Shenzhen Yitian and subsidiaries mainly engage in AR entertainment.

On August 26, 2015, Beijing WiMi acquired Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuan”), Shenzhen Kuxuan established wholly owned subsidiary Shenzhen Yiruan Tianxia Technology Co., Ltd. in 2016 and wholly owned subsidiaries Shenzhen Yiyun Technology Co., Ltd. and Korgas Shengyou Information Technology Co., Ltd. in 2017. Shenzhen Kuxuan and subsidiaries mainly engage in AR entertainment.

On October 21, 2015, Beijing WiMi acquired Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”), Shenzhen Yidian established Korgas Duodian Network Technology Co., Ltd. in 2016, Shenzhen Duodian Cloud Technology Co., Ltd. in 2017, and Kashi Duodian Internet Technology Co., Ltd and Shenzhen Zhiyun Image Technology Co., Ltd. in 2019. Shenzhen Yidian and subsidiaries engaged in AR advertising services.

In 2016, Beijing WiMi established wholly owned subsidiaries Korgas Wimi Xinghe Network Technologies Co., Ltd. (“Korgas Wimi”) and Micro Beauty Lightspeed Investment Management HK Limited. On March 7, 2017, Micro Beauty Lightspeed Investment Management HK Limited acquired 100% equity interest of Skystar Development Co., Ltd. Skystar engages in AR entertainment.

On November 6, 2018, Wimi Cayman completed a reorganization of entities under common control of its shareholders, who collectively owned all of the equity interests of Wimi Cayman prior to the reorganization. Wimi Cayman, and Wimi HK were established as the holding companies of Wimi WFOE. Wimi WFOE is the primary beneficiary of Beijing WiMi and its subsidiaries, and all of these entities included in Wimi Cayman are under common control which results in the consolidation of Beijing WiMi and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Wimi Cayman.

The accompanying consolidated financial statements reflect the activities of Wimi Cayman and each of the following entities as of December 31, 2019:

Name	Background	Ownership
Wimi HK	● A Hong Kong company ● Incorporated on September 4, 2018 ● A holding company	100% owned by Wimi Cayman
Wimi WFOE	● PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 20, 2018 ● Registered capital of RMB 325,500,000 (USD 50,000,000) ● A holding company	100% owned by Wimi HK
Beijing WiMi	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Registered capital of RMB 5,154,639 (USD 751,055) Primarily engages in Hologram advertising services	VIE of Wimi WFOE
Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”)	● A PRC limited liability company ● Incorporated on June 18, 2012 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”)	● A PRC limited liability company ● Incorporated on January 06, 2016 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd.
Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”)	● A PRC limited liability company ● Incorporated on November 15, 2017 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd
Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”)	● A PRC limited liability company ● Incorporated on February 13, 2017 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd
Korgas Wimi Xinghe Network Technology Co., Ltd. (“Korgas Wimi”)	● A PRC limited liability company ● Incorporated on October 18, 2016 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in Hologram advertising services	100% owned by Beijing WiMi Dissolved in February 2019*
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Registered capital of RMB 20,000,000 (USD 2,914,093) Primarily engages in mobile games development	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Quntian Technology Co., Ltd. (“Shenzhen Qunitan”)	● A PRC limited liability company ● Incorporated on May 22, 2014 ● Registered capital of RMB 20,000,000 (USD 2,914,093) No operations	100% owned by Shenzhen Yitian Internet Technology Co., Ltd Disposed in November 2017**
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of RMB 1,000,000 (USD 145,705) Primarily engages in mobile games development	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● A PRC limited liability company ● Incorporated on January 14, 2019 ● Registered capital of RMB 100,000 (USD 14,334) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.

Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in AR advertising services	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● A PRC limited liability company ● Incorporated on January 31, 2019 ● Registered capital of RMB 5,000,000 (USD 716,723) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Registered capital of RMB 5,000,000 (USD 716,723) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Registered capital of HKD 100,000 (USD 12,771) Primarily engages in MR software development and licensing	100% owned by Beijing WiMi
Skystar Development Co.,Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Registered capital of USD 50,000 Primarily engages in MR software development and licensing	100% owned by Micro Beauty Lightspeed Investment Management HK Limited Acquired on March 7, 2017

*	Korgas Wimi which had no operations since inception, was dissolved in February 2019, no gain or loss was recognized in the dissolution.

**	Shenzhen Yitian sold Shenzhen Quntian for RMB 156,225 to a third party in November 2017, net assets of Shenzhen Quntian was RMB 21,451, resulting in RMB 134,774 of gain from disposal of subsidiary.

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of internet content providers, the Company operates its internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Beijing WiMi is controlled through contractual agreements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of four agreements, a shareholder power of attorney and an irrevocable commitment letter (collectively the “Contractual Arrangements”, which were signed on November 6, 2018).

The significant terms of the Contractual Agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Wimi WFOE and Beijing WiMi, dated November 6, 2018, Wimi WFOE has the exclusive right to provide to Beijing WiMi consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. Wimi WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Beijing WiMi agrees to pay Wimi WFOE service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement will remain effective until the date when it is terminated by Wimi WFOE.

Exclusive Share Purchase Option Agreements

Pursuant to the exclusive share purchase option agreement dated November 6, 2018, by and among Wimi WFOE, Beijing WiMi and each of the shareholders of Beijing WiMi, each of the shareholders of Beijing WiMi irrevocably granted Wimi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Beijing WiMi, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Beijing WiMi undertakes that, without the prior written consent of Wimi WFOE or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective for ten years and can be renewed at Wimi WFOE’s sole discretion. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Exclusive Assets Purchase Agreements

Pursuant to the exclusive asset purchase agreement dated November 6, 2018 by Wimi WFOE and Beijing WiMi, Beijing WiMi irrevocably granted Wimi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of Beijing WiMi’s current or future assets (including intellectual property rights), and the purchase price shall be the lowest price permitted by applicable PRC law. Beijing WiMi undertakes that, without the prior written consent of Wimi WFOE, it may not sell, transfer, pledge, dispose of its assets, incur any debts or guarantee liabilities. It will notify Wimi WFOE any potential litigation, arbitration or administrative procedures regarding the assets, and defend the assets if necessary. This agreement will remain effective for ten years and can be renewed at Wimi WFOE’s sole discretion. Any transfer of assets pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreement dated November 6, 2018, by and among Wimi WFOE, Beijing WiMi and the shareholders of Beijing WiMi, the shareholders of Beijing WiMi pledged all of their equity interests in Beijing WiMi to Wimi WFOE to guarantee their and Beijing WiMi’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by Wimi WFOE in enforcing such obligations of Beijing WiMi or its shareholders. The shareholders of Beijing WiMi agree that, without Wimi WFOE’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. We have completed the registration of the equity pledges with the relevant office of SAIC in accordance with the PRC Property Rights Law.

Power of Attorney

Pursuant to the power of attorney dated November 6, 2018, by Wimi WFOE and each shareholder of Beijing WiMi, respectively, each shareholder of Beijing WiMi irrevocably authorized Wimi WFOE or any person(s) designated by Wimi WFOE to exercise such shareholder’s voting rights in Beijing WiMi, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Beijing WiMi, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Beijing WiMi. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Beijing WiMi.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Beijing WiMi unconditionally and irrevocably agreed that the equity interest in Beijing WiMi held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Beijing WiMi held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Beijing WiMi held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing contractual arrangements, which grant Wimi WFOE effective control of Beijing WiMi and enable Wimi WFOE to receive all of their expected residual returns, the Company accounts for Beijing WiMi as a VIE. Accordingly, the Company consolidates the accounts of Beijing WiMi for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.